UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

8044 Montgomery Road, Ste. 555 Cincinnati, Ohio	45236
(Address of principal executive offices)	(Zip code)

Gary J. Madich

8044 Montgomery Road, Ste. 555

Cincinnati, Ohio 45236

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (513) 985-3200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of March 31, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

PACHOLDER HIGH YIELD FUND, INC.
Statement of Net Assets Applicable to Common Stockholders March 31, 2007 (Unaudited)
Description	Par (000)	Value	Percent of Net Assets *
ASSET-BACKED SECURITIES – 0.5%
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE3, Class M12, FRN, 7.32%, 9/25/35 [2,9]	$500	$360,000	0.3%
Countrywide Asset-Backed Certificates,
Series 2004-13, Class MV8, FRN, 7.02%, 1/25/35 [9]	250	238,822	0.2

TOTAL ASSET-BACKED SECURITIES
(Cost $635,328)		598,822	0.5

CORPORATE DEBT SECURITIES (including bonds and loan participations) – 141.9%
AEROSPACE – 4.8%
American Airlines, Inc., Collateral Trust Notes,
10.18%, 1/2/13	1,300	1,326,000	1.0
American Airlines, Inc., Pass Thru Cert,
7.379%, 5/23/16	616	609,327	0.5
American Airlines, Inc., Private Placement, Notes,
3.363%, 10/18/09 [9]	871	844,582	0.6
American Airlines, Inc., Private Placement, Notes,
10.32%, 7/30/14 [2]	750	765,000	0.6
Bombardier, Inc., Private Placement, Sr Unsec’d Nt,
8.00%, 11/15/14 [2]	175	181,125	0.1
Bristow Group, Inc., Co Guar,
6.125%, 6/15/13	250	238,125	0.2
Continental Airlines, Inc., Pass Thru Cert,
9.798%, 4/1/21	1,898	2,101,500	1.6
Continental Airlines, Inc., Unsubordinated,
8.75%, 12/1/11	250	245,000	0.2

		6,310,659	4.8

CHEMICALS – 3.3%
Koppers, Inc., Sec’d Nt,
9.875%, 10/15/13	119	129,115	0.1
Lyondell Chemical Co., Sr Nt,
8.00%, 9/15/14 [10]	1,000	1,047,500	0.8
MacDermid, Inc., Private Placement,
9.50%, 4/15/17 [2]	125	128,125	0.1
Mosaic Co., (The), Private Placement, Sr Nt,
7.375%, 12/1/14 [2,6]	125	130,313	0.1
Mosaic Co., (The), Private Placement, Sr Nt,
7.625%, 12/1/16 [2]	125	131,875	0.1
PolyOne Corp., Nt,
8.875%, 5/1/12	500	502,500	0.4
Sterling Chemicals, Inc., Private Placement,
10.25%, 4/1/15 [2]	600	609,000	0.5
Terra Capital, Inc., Private Placement,
7.00%, 2/1/17 [2]	525	522,375	0.4
Tronox Worldwide LLC/Tronox Finance Corp., Sr Nt,
9.50%, 12/1/12	1,000	1,060,000	0.8

		4,260,803	3.3

CONSUMER PRODUCTS – 2.7%
Broder Bros. Co., Series B, Sr Nt,
11.25%, 10/15/10 [10]	1,835	1,871,700	1.4
Cooper Cos., Inc. (The), Private Placement,
7.125%, 2/15/15 [2]	500	507,500	0.4
Hanesbrands, Inc., FRN, Private Placement, Sr Nt,
8.735%, 12/15/14 [2]	500	509,375	0.4
Spectrum Brands, Inc., Sr Nt,
7.375%, 2/1/15	750	600,000	0.5
Westpoint Stevens, Inc., Sr Nt,
7.875%, 6/15/05 [1,3,4,9]	1,000	—	0.0

		3,488,575	2.7

ENERGY – 8.0%
Allis-Chalmers Energy, Inc., Sr Nt,
9.00%, 1/15/14	500	503,750	0.4
Amerigas Partners LP, Sr Nt,
7.25%, 5/20/15	250	252,500	0.2
Chart Industries, Inc./Pre First Reserve Fund X LP Merger, Private Placement, Sr Sub Nt,
9.125%, 10/15/15 [2]	1,400	1,463,000	1.1
Compagnie Generale de Geophysique-Veritas (France),

7.75%, 5/15/17	200	208,500	0.1
El Paso Performance-Linked Trust, Private Placement, Sr Nt,
7.75%, 7/15/11 [2]	500	531,875	0.4
El Paso Production Holding Co., Co Guar,
7.75%, 6/1/13	250	261,250	0.2
Encore Acquisition Co., Sr Nt,
6.00%, 7/15/15	1,000	890,000	0.7
OPTI Canada, Inc., Private Placement, Co Guar,
8.25%, 12/15/14 [2]	1,180	1,227,200	0.9
Peabody Energy Corp., Co Guar,
7.375%, 11/1/16 [6]	500	526,250	0.4
PHI, Inc., Co Guar,
7.125%, 4/15/13	783	747,765	0.6
Plains Exploration & Production Co., Sr Nt,
7.00%, 3/15/17	1,100	1,105,500	0.8
Range Resources Corp., Sr Sub Nt,
7.50%, 5/15/16	350	360,500	0.3
Secunda International Ltd. (Canada), FRN, Sec’d,
13.36%, 9/1/12 [10]	1,500	1,556,250	1.2
Seitel, Inc., Private Placement,
9.75%, 2/15/14 [2]	400	405,000	0.3
VeraSun Energy Corp., Sr Unsec’d Nt,
9.875%, 12/15/12 [6]	250	260,625	0.2
Williams Partners LP/Williams Partners Finance Corp., Private Placement, Sr Nt,
7.25%, 2/1/17 [2]	250	264,375	0.2

		10,564,340	8.0

FINANCE – 3.1%
ACE Cash Express, Inc., Private Placement, Sr Nt,
10.25%, 10/1/14 [2]	1,000	1,030,000	0.8
Crum & Forster Holdings Corp., Sr Nt,
10.375%, 6/15/13 [10]	1,010	1,090,800	0.8
Swett & Crawford, 1st Lien Bank Debt,
7.86%, 11/16/11	496	501,212	0.4
Swett & Crawford, 2nd Lien Bank Debt,
12.11%, 11/16/12	500	510,000	0.4
Thornburg Mortgage, Inc., Sr Nt,
8.00%, 5/15/13 [10]	1,000	990,000	0.7

		4,122,012	3.1

FOOD & DRUG – 0.8%
Rite Aid Corp., Debentures,
8.625%, 3/1/15	250	236,875	0.2
Southern States Coop, Inc., Private Placement, Sr Nt,
10.50%, 11/1/10 [2]	750	795,000	0.6

		1,031,875	0.8

FOOD & TOBACCO – 8.7%
Alliance One International, Inc., Nt,
11.00%, 5/15/12	2,400	2,640,000	2.0
Alliance One International, Inc., Nt,
12.75%, 11/15/12 [6]	150	165,750	0.1
Buffets, Inc., Debentures,
12.50%, 11/1/14	200	208,000	0.2
Chiquita Brands International, Inc., Sr Nt,
8.875%, 12/1/15 [6]	2,249	2,114,060	1.6
Cosan S.A. Industria e Comercio (Brazil), Private Placement, Sr Nt,
9.00%, 11/1/09 [2]	300	319,500	0.2
Dean Foods Co., Sr Nt,
7.00%, 6/1/16	125	125,469	0.1
Eagle Family Foods, Inc., Series B, Sr Nt,
8.75%, 1/15/08 [6]	1,000	905,000	0.7
Eurofresh, Inc., Private Placement, Nt,
11.50%, 1/15/13 [2]	2,500	2,450,000	1.9
Golden State Foods Corp., Private Placement, Sr Sub Nt,
9.24%, 1/10/12 [2,8,9]	1,250	1,270,313	1.0
National Beef Packaging Co. LLC/NB Finance Corp., Sr Nt,
10.50%, 8/1/11 [10]	500	525,000	0.4
Pilgrim’s Pride Corp., Debentures,
8.375%, 5/1/17 [6]	150	148,125	0.1
Reynolds American, Inc., Nt,
7.625%, 6/1/16	500	531,915	0.4
Tom’s Foods, Inc., Sr Nt,
10.50%, 11/1/04 [1,4,9]	907	18,136	0.0

		11,421,268	8.7

FOREST PRODUCTS & CONTAINERS – 11.8%
Abitibi-Consolidated Co. of Canada, Sr Nt,
8.375%, 4/1/15 [6]	1,170	1,099,800	0.8
Ainsworth Lumber Co., Ltd., Sr Nt,
6.75%, 3/15/14 [6]	460	315,100	0.2
Appleton Papers, Inc., Series B, Sr Sub Nt,
9.75%, 6/15/14 [10]	800	826,000	0.6
Buckeye Technologies, Inc., Sr Sub Nt,
9.25%, 9/15/08 [10]	923	923,000	0.7
Cascades, Inc., Sr Nt,
7.25%, 2/15/13 [10]	1,500	1,500,000	1.1
Constar International, Inc., FRN, Co Guar,
8.735%, 2/15/12 [6]	750	765,000	0.6
Constar International, Inc., Sr Sub Nt,
11.00%, 12/1/12 [6]	2,680	2,700,100	2.1
Domtar, Inc., Nt,
7.875%, 10/15/11 [10]	310	324,725	0.3
Georgia-Pacific Corp., Private Placement, Co Guar,
7.00%, 1/15/15 [2]	125	125,625	0.1
Georgia-Pacific Corp., Private Placement, Co Guar,
7.125%, 1/15/17 [2]	125	125,313	0.1
NewPage Corp., Sr Nt,
12.00%, 5/1/13 [6]	800	868,000	0.7
Plastipak Holdings, Inc., Private Placement, Sr Nt,
8.50%, 12/15/15 [2,6]	300	318,000	0.2
Portola Packaging, Inc., Sr Nt,
8.25%, 2/1/12 [10]	1,260	1,215,900	0.9
Smurfit-Stone Container Enterprises, Inc., Private Placement,
8.00%, 3/15/17 [2]	1,500	1,466,250	1.1
Smurfit-Stone Container Enterprises, Inc., Sr Nt,
8.375%, 7/1/12	400	401,000	0.3
Tembec Industries, Inc., (Canada), Sr Nt,
7.75%, 3/15/12 [6]	2,580	1,567,350	1.2
Tembec Industries, Inc., (Canada), Sr Unsec’d Nt,
8.625%, 6/30/09 [6]	320	226,000	0.2
Verso Paper Holdings LLC & Verson Paper, Inc., Private Placement,
11.375%, 8/1/16 [2]	250	261,875	0.2
Vitro S.A. de C.V., Private Placement (Mexico),
8.625%, 2/1/12 [2]	500	512,500	0.4

		15,541,538	11.8

GAMING/LEISURE – 4.7%
Harrah’s Operating Co., Inc., Sr Nt,
5.75%, 10/1/17	250	206,875	0.2
HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp., FRN, Private Placement,Sec’d Nt,
10.12%, 4/1/12 [2]	1,000	1,005,000	0.8
MGM Mirage, Inc., Co Guar,
7.625%, 1/15/17	500	506,250	0.4
Pokagon Gaming Authority, Private Placement, Sr Nt,
10.375%, 6/15/14 [2]	1,000	1,102,500	0.8
Six Flags, Inc., Sr Nt,
9.625%, 6/1/14 [10]	1,000	940,000	0.7
Six Flags, Inc., Sr Nt,
9.75%, 4/15/13 [6]	600	571,500	0.4
Trump Entertainment Resorts, Inc., Sec’d Nt,
8.50%, 6/1/15 [6]	500	505,000	0.4
Venetian Macau, Term Loan B,
8.10%, 4/6/13	1,333	1,346,666	1.0

		6,183,791	4.7

HEALTHCARE – 10.7%
Advanced Medical Optics, Inc., Private Placement,
7.50%, 5/1/17 [2]	200	201,500	0.2
Celtic Pharma Phinco B.V., Private Placement (Bermuda),
17.00%, 6/15/12 [9]	1,000	1,000,000	0.8
HCA, Inc., Debentures,
6.30%, 10/1/12 [6]	250	233,750	0.2
HCA, Inc., Private Placement, Sec’d Nt,
9.125%, 11/15/14 [2]	475	507,656	0.4
HCA, Inc., Private Placement, Sec’d Nt,
9.25%, 11/15/16 [2]	1,000	1,078,750	0.8
HCA, Inc., Term Loan B,
7.60%, 11/14/13	500	504,375	0.4
Medical Services Co., FRN, Co Guar,
12.86%, 10/15/11 [10]	2,800	2,639,000	2.0
Psychiatric Solutions, Inc., Sr Sub Nt,
10.625%, 6/15/13	333	364,635	0.3
TeamHealth, Inc., Sr Sub Nt,

11.25%, 12/1/13 [10]	2,184	2,304,120	1.7
Tenet Healthcare Corp., Sr Nt,
9.25%, 2/1/15	250	247,500	0.2
Tenet Healthcare Corp., Sr Nt,
9.875%, 7/1/14 [10]	2,250	2,272,500	1.7
US Oncology, Inc., Co Guar,
10.75%, 8/15/14	575	641,125	0.5
Vanguard Health Holding Co. II LLC, Sr Sub Nt,
9.00%, 10/1/14 [10]	2,000	2,025,000	1.5

		14,019,911	10.7

HOUSING – 1.8%
Fedders North America, Inc., Co Guar,
9.875%, 3/1/14 [6]	992	528,240	0.4
Interface, Inc., Sr Sub Nt,
9.50%, 2/1/14 [6]	535	581,813	0.4
Interline Brands, Inc., Sr Sub Nt,
8.125%, 6/15/14	350	361,375	0.3
Jacuzzi Brands, Inc., 2nd Lien,
11.348%, 8/7/14	667	669,167	0.5
Jacuzzi Brands, Inc., 2nd Lien,
11.36%, 8/7/14	167	167,292	0.1
Jacuzzi Brands, Inc., 2nd Lien,
11.379%, 8/20/14	167	167,292	0.1

		2,475,179	1.8

INFORMATION TECHNOLOGY – 13.7%
Advanced Micro Devices, Inc., Sr Nt,
7.75%, 11/1/12 [6]	410	414,612	0.3
Compucom Systems, Inc., Private Placement, Sr Nt,
12.00%, 11/1/14 [2]	1,000	1,067,500	0.8
Freescale Semiconductor, Inc., FRN, Private Placement, Sr Nt,
9.23%, 12/15/14 [2]	250	249,375	0.2
Freescale Semiconductor, Inc., Private Placement, Sr Nt,
8.875%, 12/15/14 [2]	800	801,000	0.6
Freescale Semiconductor, Inc., Private Placement, Sr Sub Nt,
10.125%, 12/15/16 [2,6]	200	200,500	0.2
IKON Office Solutions, Inc., Sr Nt,
7.75%, 9/15/15	550	574,750	0.4
Intcomex, Inc., Sec’d Nt,
11.75%, 1/15/11	900	911,250	0.7
Isola Group S.A.R.L, 1st Lien Term Loan,
10.10%, 12/18/12	499	497,503	0.4
Isola Group S.A.R.L, 2nd Lien Term Loan,
13.115%, 12/18/13	250	250,000	0.2
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg), FRN, Sec’d,
8.605%, 12/15/11 [6]	1,000	857,500	0.7
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg), Sec’d Nt,
6.875%, 12/15/11 [6]	1,000	820,000	0.6
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg), Sr Sub Nt,
8.00%, 12/15/14 [6]	1,990	1,238,775	0.9
NXP BV/NXP Funding LLC, FRN, Private Placement, Sec’d Nt,
8.11%, 10/15/13 [2]	400	411,500	0.3
NXP BV/NXP Funding LLC, Private Placement, Sec’d Nt,
7.875%, 10/15/14 [2]	200	206,500	0.2
NXP BV/NXP Funding LLC, Private Placement, Sr Nt,
9.50%, 10/15/15 [2,6]	1,725	1,781,063	1.4
Open Solutions, Inc., Private Placement,
9.75%, 2/1/15 [2,6]	500	515,000	0.4
Sirius Computer Solutions, 2nd Lien Bank Loan,
11.364%, 5/30/13	1,000	1,005,000	0.8
Smart Modular Technologies, FRN, Sr Nt,
10.86%, 4/1/12	423	444,150	0.3
Spansion LLC, Term Loan B,
8.36%, 10/31/12	500	502,500	0.4
Stratus Technologies, Inc., 2nd Lien Term Loan,
14.35%, 3/28/12	1,000	960,000	0.7
Sungard Data Systems, Inc., Sr Unsec’d Nt,
9.125%, 8/15/13	500	536,250	0.4
TTM Technologies, Inc., Term Loan,
7.57%, 10/31/12	438	438,047	0.3
UGS Capital Corp. II, Private Placement, PIK, Sr Nt,
10.49%, 6/1/11 [2]	1,050	1,068,843	0.8
Unisys Corp., Sr Nt,
8.00%, 10/15/12	1,750	1,754,375	1.3
Unisys Corp., Sr Nt,
8.50%, 10/15/15 [6]	500	508,750	0.4

		18,014,743	13.7

MANUFACTURING – 6.2%
Baldor Electric Co., Sr Nt,
8.625%, 2/15/17	100	105,750	0.1
General Cable Corp., Private Placement, FRN,
7.725%, 4/1/15 [2]	250	250,000	0.2
Milacron Escrow Corp., Sec’d Nt,
11.50%, 5/15/11	2,000	1,940,000	1.5
Polypore, Inc., Sr Sub Nt,
8.75%, 5/15/12 [6]	2,035	2,096,050	1.6
Polypore International, Inc., Sr Disc Nt,
10.50%, 10/1/12 [7]	333	311,355	0.2
RBS Global, Inc.& Rexnord Corp., Sr Sub Nt,
11.75%, 8/1/16 [6]	410	440,237	0.3
RBS Global, Inc.& Rexnord Corp., Private Placement,
8.875%, 9/1/16 [2,6]	1,150	1,161,500	0.9
Rental Services Corp., Private Placement, Sr Nt,
9.50%, 12/1/14 [2,6]	200	213,000	0.2
Trimas Corp., Co Guar,
9.875%, 6/15/12 [10]	1,625	1,622,969	1.2

		8,140,861	6.2

MEDIA & TELECOM: BROADCASTING – 4.8%
Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., Private Placement, Sr Sub Nt,
10.50%, 8/15/14 [2]	700	735,000	0.6
Fisher Communications, Inc., Sr Nt,
8.625%, 9/15/14	500	535,625	0.4
LBI Media, Inc., Sr Disc Nt,
11.00%, 10/15/13 [7]	625	543,750	0.4
LIN Television Corp., Sr Sub Nt,
6.50%, 5/15/13 [6]	500	489,375	0.4
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr Disc Nt,
11.67%, 4/1/13 [7]	750	725,625	0.5
Nexstar Finance, Inc., Sr Sub Nt,
7.00%, 1/15/14 [6]	725	696,000	0.5
Radio One, Inc., Sr Sub Nt,
6.375%, 2/15/13	500	482,500	0.4
Sinclair Broadcast Group, Inc., Co Guar,
8.00%, 3/15/12 [6]	500	517,500	0.4
Univision Communications, Inc., Private Placement, PIK,
9.75%, 3/15/15 [2]	500	498,125	0.4
XM Satellite Radio, Inc., Private Placement,
10.00%, 6/1/13	1,000	1,015,000	0.8

		6,238,500	4.8

MEDIA & TELECOM: CABLE – 8.3%
Adelphia Communications Corp., Sr Nt,
6.00%, 2/15/06 [1,3,4]	157	—	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 7/15/03 [1,4]	750	249,375	0.2
Adelphia Communications Corp., Sr Nt,
9.375%, 11/15/09 [1,4,6]	560	193,200	0.2
Adelphia Recovery Trust, Contingent Value,
0%, 12/31/49	1,297	110,236	0.1
Block Communications, Inc., Private Placement, Sr Nt,
8.25%, 12/15/15 [2]	300	304,500	0.2
CCH I Holdings LLC, Co Guar,
11.125%, 1/15/14	850	794,750	0.6
CCH I Holdings LLC/CCH I Holdings Capital Corp., Sec’d Nt,
11.00%, 10/1/15	2,305	2,391,437	1.8
Charter Communications Holdings II LLC/Charter Communications Holdings II Cap Corp., Series B, Sr Nt,
10.25%, 9/15/10	500	526,875	0.4
Charter Communications Holdings II LLC/Charter Communications Holdings II Cap Corp., Sr Nt,
10.25%, 9/15/10 [6]	250	263,750	0.2
DirecTV Holdings LLC/DirecTV Financing Co., Sr Nt,
8.375%, 3/15/13	750	790,312	0.6
Intelsat Bermuda Ltd., FRN, Private Placement (Bermuda), Debentures,
8.872%, 1/15/15 [2]	150	153,000	0.1
Intelsat Bermuda Ltd., Private Placement, Sr Nt (Bermuda),
9.25%, 6/15/16 [2,6]	600	664,500	0.5
Intelsat Bermuda Ltd., Private Placement, Sr Nt (Bermuda),
11.25%, 6/15/16 [2]	500	567,500	0.4
Intelsat Corp., Sr Nt,
9.00%, 8/15/14	749	810,793	0.6
Intelsat Subsidiary Holding Co., Ltd., Sr Nt (Bermuda),
8.25%, 1/15/13	500	521,250	0.4
Mediacom LLC/Mediacom Capital Corp., Sr Nt,

9.50%, 1/15/13	250	257,813	0.2
Quebecor Media, Inc. (Canada), Sr Nt,
7.75%, 3/15/16	750	770,625	0.6
Videotron Ltee, Co Guar, Sr Unsec’d Nt,
6.375%, 12/15/15 [10]	500	491,250	0.4
Virgin Media Finance plc (United Kingdom), Sr Nt,
9.125%, 8/15/16 [6]	1,000	1,055,000	0.8

		10,916,166	8.3

MEDIA & TELECOM: DIVERSIFIED – 8.5%
Cenveo Corp., Sr Sub Nt,
7.875%, 12/1/13 [6]	325	318,500	0.2
DX III Holdings Corp., 1st Lien Term Loan,
8.364%, 1/27/11	442	443,761	0.3
Idearc, Inc., Private Placement, Sr Nt,
8.00%, 11/15/16 [2]	1,350	1,388,813	1.1
IMAX Corp., Sr Nt,
9.625%, 12/1/10 [6]	1,984	1,884,800	1.4
Lamar Media Corp., Series B, Sr Sub Nt,
6.625%, 8/15/15	750	731,250	0.6
Lamar Media Corp., Sr Sub Nt,
7.25%, 1/1/13	500	506,250	0.4
Phoenix Color Corp., Sr Sub Nt,
13.00%, 2/1/09	2,030	2,035,075	1.5
Primedia, Inc., Sr Nt,
8.875%, 5/15/11	375	385,313	0.3
True Temper Sports, Inc., Sr Nt,
8.375%, 9/15/11	500	445,000	0.3
True Temper Sports, 1st Lien,
8.538%, 3/27/11	117	116,659	0.1
True Temper Sports, 1st Lien,
8.61%, 3/27/11	883	883,341	0.7
Quebecor World Capital Corp. (Canada), Sr Nt,
6.125%, 11/15/13 [6]	850	784,125	0.6
Quebecor World Capital Corp. (Canada), Private Placement, Sr Nt,
8.75%, 3/15/16 [2]	250	253,125	0.2
Quebecor World, Inc. (Canada), Private Placement, Sr Nt,
9.75%, 1/15/15 [1,2,6]	500	525,000	0.4
RH Donnelley Corp., Sr Disc Nt,
6.875%, 1/15/13	250	243,125	0.2
RH Donnelley Corp., Sr Nt,
8.875%, 1/15/16	250	265,625	0.2

		11,209,762	8.5

MEDIA & TELECOM: FIXED COMMUNICATION – 4.6%
Level 3 Financing, Inc., Private Placement, Co Guar,
9.25%, 11/1/14 [2]	1,800	1,849,500	1.4
Level 3 Financing, Inc., Private Placement, FRN,
9.15%, 2/15/15 [2]	250	251,875	0.2
McLeod USA, Inc., Private Placement, Sec’d Nt,
10.50%, 10/1/11 [2]	500	525,000	0.4
Qwest Corp., Sr Nt,
7.625%, 6/15/15 [6]	1,950	2,081,625	1.6
Time Warner Telecom Holdings, Inc., Sr Nt,
9.25%, 2/15/14 [10]	1,250	1,337,500	1.0

		6,045,500	4.6

MEDIA & TELECOM: WIRELESS COMMUNICATION – 2.2%
Cricket Communications, Inc., Private Placement, Sr Nt,
9.375%, 11/1/14 [2]	300	318,000	0.3
Horizon PCS, Inc., Sr Nt,
11.375%, 7/15/12	350	387,625	0.3
MetroPCS Wireless, Inc., Private Placement, Sr Nt,
9.25%, 11/1/14 [2]	1,750	1,850,625	1.4
Rogers Wireless, Inc., Sec’d Nt,
6.375%, 3/1/14 [6]	250	256,250	0.2

		2,812,500	2.2

METALS & MINERALS – 2.1%
AK Steel Corp., Co Guar,
7.75%, 6/15/12	300	304,875	0.2
AK Steel Corp., Co Guar,
7.875%, 2/15/09 [6]	1,005	1,005,000	0.8
Aleris International, Inc., Private Placement, PIK, Sr Nt,
9.00%, 12/15/14 [2]	500	527,500	0.4
Wolverine Tube, Inc., Sr Nt,
10.50%, 4/1/09 [6]	945	945,000	0.7

		2,782,375	2.1

RETAIL – 2.0%
Brown Shoe Co., Inc., Sr Unsec’d Nt,
8.75%, 5/1/12 [10]	750		795,000	0.6
Linens ‘N Things, Inc., FRN, Sec’d Nt,
10.985%, 1/15/14 [6]	1,975		1,836,750	1.4

			2,631,750	2.0

SERVICES – 5.4%
Allied Waste North America, Inc., Sr Nt,
6.875%, 6/1/17 [6]	250		250,625	0.2
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt,
7.75%, 2/1/15 [2]	2,100		2,063,250	1.6
Mac-Gray Corp., Sr Nt,
7.625%, 8/15/15	650		663,000	0.5
SAC Holding Corp., Sr Nt,
8.50%, 3/15/14 [10]	1,323		1,319,543	1.0
Service Corp. International, Private Placement,
6.75%, 4/1/15 [2]	250		249,687	0.2
Stewart Enterprises, Inc., Sr Nt,
6.25%, 2/15/13	1,834		1,778,980	1.3
United Rentals North America, Inc., Co Guar,
6.50%, 2/15/12	750		748,125	0.6

			7,073,210	5.4

TRANSPORTATION – 15.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Private Placement, Sr Nt,
7.625%, 5/15/14 [2,6]	100		102,000	0.1
Eagle-Picher Industries, Inc., 1st Lien,
9.86%, 12/20/10	720		720,000	0.6
Eagle-Picher Industries, Inc., 2nd Lien,
13.848%, 6/20/11	750		772,500	0.6
Ford Motor Co., Nt,
7.45%, 7/15/31 [6]	2,250		1,740,937	1.3
Ford Motor Co., Nt,
9.98%, 2/15/47 [6]	750		684,375	0.5
Ford Motor Co., Term Loan B,
8.36%, 12/15/13	1,000		1,001,250	0.8
Ford Motor Credit Co., FRN, Nt,
8.11%, 1/13/12	300		293,257	0.2
Ford Motor Credit Co., Nt,
8.00%, 12/15/16 [6]	1,400		1,347,140	1.0
Ford Motor Credit Co., Nt,
8.625%, 11/1/10 [10]	1,330		1,357,293	1.0
General Motors Corp., Debentures,
8.10%, 6/15/24 [10]	2,075		1,831,187	1.4
General Motors Corp., Debentures,
8.375%, 7/15/33 [6]	2,000		1,795,000	1.4
Goodyear Tire & Rubber Co. (The), Sr Nt,
9.00%, 7/1/15 [6]	750		823,125	0.6
Goodyear Tire & Rubber Co. (The), Private Placement, Sr Nt,
8.625%, 12/1/11 [2]	150		161,250	0.1
IdleAire Technologies Corp., Private Placement, Sr Disc Nt,
13.41%, 12/15/12 [2,7]	1,415	[a]	919,750	0.7
J.B. Poindexter & Co., Inc., Co Guar,
8.75%, 3/15/14 [6,10]	2,584		2,409,580	1.8
Lear Corp., Term Loan, Bank Debt,
7.85%, 4/25/12	300		300,375	0.2
Lear Corp., Term Loan, Bank Debt,
7.85%, 4/25/12	700		700,875	0.5
Lear Corp., Series B, Sr Nt,
8.75%, 12/1/16	710		678,050	0.5
Quality Distribution LLC/QD Capital Corp., Co Guar,
9.00%, 11/15/10	750		720,000	0.6
Quality Distribution LLC/QD Capital Corp., FRN, Co Guar,
9.86%, 1/15/12 [10]	850		858,500	0.7
Ultrapetrol Bahamas Ltd., 1st Mtg,
9.00%, 11/24/14	450		456,750	0.4

			19,673,194	15.0

UTILITIES – 8.7%
Calpine Corp., Sr Nt,
8.75%, 7/15/07 [1,4]	250		281,250	0.2
Calpine Corp., Private Placement, Sr Sec’d Nt,
8.75%, 7/15/13 [1,2,4]	1,100		1,171,500	0.9
Calpine Corp., Sr Nt,
7.875%, 4/1/08 [1,4]	1,000		1,092,500	0.8
Calpine Corp., Private Placement,

8.50%, 7/15/10 [1,2,4]	1,000		1,060,000	0.8
Calpine Corp., Private Placement, Sec’d Nt,
9.875%, 12/1/11 [1,2,4]	250		274,375	0.2
Calpine Generating Co. LLC, FRN, Sec’d,
14.37%, 4/1/11 [1,4]	2,000		2,120,000	1.6
Midwest Generation LLC, Sec’d Nt,
8.75%, 5/1/34	500		542,500	0.4
Mirant Americas Generation LLC, Sr Nt,
8.30%, 5/1/11 [10]	1,250		1,281,250	1.0
Mirant Americas Generation LLC, Sr Nt,
8.50%, 10/1/21	500		507,500	0.4
Northwest Pipeline Corp., Sr Nt,
7.00%, 6/15/16	500		535,625	0.4
NRG Energy, Inc., Term Loan B,
7.35%, 2/2/13	440		443,058	0.4
Reliant Energy, Inc., Sec’d Nt,
6.75%, 12/15/14 [10]	1,000		1,056,250	0.8
Reliant Energy, Inc., Sec’d Nt,
9.50%, 7/15/13 [10]	1,000		1,088,750	0.8
Southern Energy, Inc., Escrow, Sr Nt,
7.90%, 3/9/12	750		28,125	0.0

			11,482,683	8.7

Total Corporate Debt Securities
(Cost $183,589,557)			186,441,195	141.9

Total Fixed Income Investments
(Cost $184,224,885)			187,040,017	142.4

	Shares (000)
PREFERRED STOCKS – 0.3%
Glasstech, Inc., Series C, Pfd [3,9]	-	[11]	—	0.0
Spanish Broadcasting System, Series B, Pfd, PIK,
10.75%, 10/15/13	3		324,860	0.3

Total Preferred Stocks
(Cost $296,000)			324,860	0.3

COMMON STOCKS – 5.9%
AboveNet, Inc. [1]	2		100,418	0.1
Avado Brands, Inc. [1,9]	9		90,630	0.1
Bally Total Fitness Holding Corp. [1,8,9]	2		1,396	0.0
Bally Total Fitness Holding Corp. [1,3,6,8]	4		1,533	0.0
Continental AFA Dispensing Co., Inc. [1,3,9]	60		1	0.0

Eagle-Picher Industries, Inc. [3,6]	50		975,000	0.7
Glasstech, Inc., Class C 1,3,9	-	[11]	—	0.0
Lexington Coal Co. [1]	25		24,805	0.0
Mattress Discounters Corp. [1,3,9]	8		27,736	0.0
Oglebay Norton Co. [1,8]	245		5,390,000	4.1
Simonds Industries, Inc. [1,3,9]	8		280,024	0.2
Time Warner Cable, Inc., Class A [1]	20		737,372	0.6
Westpoint Stevens, Inc. [1,3,9]	14		149,908	0.1
XO Holdings, Inc. [1]	1		2,647	0.0

Total Common Stocks
(Cost $12,507,669)			7,781,470	5.9

RIGHTS - 0.0% [12]
Westpoint Stevens, Inc. [1,3,9]
(Cost $184,476)	13		22,049	0.0

WARRANTS – 0.0% [12]
Abovenet, Inc., 8/9/08 [1,9]	1		22,776	0.0
Abovenet, Inc., 8/9/10 [1,9]	1		24,045	0.0
XO Holdings, Inc., Series A, 1/16/10[1]	1		931	0.0
XO Holdings, Inc., Series B, 1/16/10[1]	1		403	0.0
XO Holdings, Inc., Series C, 1/16/10[1]	1		194	0.0

Total Warrants
(Cost $417,200)			48,349	0.0

Total Equity Investments
(Cost $13,405,345)			8,176,728	6.2

SHORT TERM INVESTMENT – 1.9%
Federated Prime Obligations Fund	2,462		2,461,710	1.9

(Cost $2,461,710)

	Par (000)
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 22.9%
UBS Securities LLC - Repurchase agreement, 5.45%, dated 03/30/07, matures 04/02/07, repurchase price $30,131,260, collateralized by
U.S. Government Agency Mortgages
(Cost $30,117,588)	$30,118		30,117,588	22.9

TOTAL INVESTMENTS
(Cost $230,209,528)			227,796,043	173.4

Payable Upon Return of Securities Loaned			(30,117,588)	(22.9)
Payable to Advisor			(106,987)	(0.1)
Payable to Administrator			(5,121)	(0.0)
Accounting Fees Payable			(8,083)	(0.0)
Custody Fees Payable			(2,579)	(0.0)
Unrealized Appreciation on Swap Agreements			265,966	0.2
Unrealized Depreciation on Swap Agreements			(121,519)	(0.1)
Other Liabilities in Excess of Other Assets			(308,803)	(0.3)
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at			(66,000,000)	(50.2)

liquidation value.
Net Assets Applicable to Common Stockholders			$131,391,329	100.0

Net Asset Value Per Common Share
($131,391,329/12,940,868)			$10.15

*	Applicable to common stockholders.
1	Non-income producing security.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $44,645,576 and 34.0% of net assets applicable to common stockholders.
3	Board valued security. These securities amounted to $1,503,072 and 1.1% of net assets applicable to common stockholders.
4	Security in default.
6	All or a portion of the security is on loan. Securities on loan have a fair market value of $29,598,797.
7	Step-up bond. Interest rate is effective rate.
8	Restricted security. These securities amounted to $6,663,242 and 5.1% of net assets applicable to common stockholders.
9	Security deemed to be illiquid. These securities amounted to $4,350,418 and 3.3% of net assets applicable to common stockholders.
10	All or a portion of the security is segregated for current or potential holdings of swaps, TBA, when-issued securities and delayed delivery securities.
11	Amount rounds to less than 1,000 shares.
12	Amount rounds to less than 0.1%.
a	Amount shown is whole number of units.
Cert	Certificate
Co	Company
Disc	Discount
FRN	Floating Rate Note. Rate shown is rate in effect at March 31, 2007.
Guar	Guaranteed
Nt	Note
Pfd	Preferred
PIK	Payment in kind.
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured

INTEREST RATE SWAPS—The Fund entered into interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the Series W Auction Rate Cumulative Preferred Stock (“ARPS”). Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the three month London Interbank Offered Rate (LIBOR). The variable rates ranged from 5.33% to 5.36% for the quarter ended March 31, 2007. The effective date, notional contract amount, maturity, fixed and floating annual rates and unrealized appreciation/depreciation of the swaps are as follows:

Effective Date	Notional Contract Amount	Maturity	Fixed Annual Rate	Floating Annual Rate *	Unrealized Appreciation/ (Depreciation)
10/1/2004	$10 million	10/1/2007	3.30%	5.35%	$115,425
6/1/2005	$5 million	6/2/2008	4.10	5.35	59,010
6/1/2005	$5 million	6/1/2009	4.15	5.35	78,097
12/1/2005	$5 million	12/1/2009	4.74	5.35	13,434
8/14/2006	$5 million	12/1/2008	5.26	5.35	(27,085)
8/14/2006	$5 million	6/1/2010	5.26	5.35	(64,255)
12/1/2006	$5 million	12/1/2010	5.01	5.35	(30,178)

*	Represents rate in effect at March 31, 2007.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/
Gary J. Madich
President and Principal Executive Officer
May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Gary J. Madich
President and Principal Executive Officer
May 29, 2007

By:	/s/
Stephanie J. Dorsey
Treasurer
May 29, 2007